Stock Plans and Stock-Based Compensation - Schedule of Assumptions Used in Determining Fair Value of Stock Option Grants (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend rate	0.00%